Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of U.S and Foreign (Loss) / Income Before Income Taxes
The following table summarizes our U.S. and foreign income / (loss) before income taxes for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
U.S.	$(13,687)	$(22,264)	$(17,518)
Foreign	41,293	(24,948)	(88,577)
Net income / (loss) before income taxes	$27,606	$(47,212)	$(106,095)

Summary of Income Tax Expense Components
The following table summarizes our provision for income taxes for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Current income tax (expenses) / benefit:
U.S. Federal	$(54)	$(188)	$8,355
Foreign	(39,580)	(20,926)	(26,115)
Total current income tax expense	$(39,634)	$(21,114)	$(17,760)
Deferred income tax (expenses) / benefit:
U.S. Federal	5,958	(550)	(1,077)
Foreign	30,560	355	19,067
Total deferred income tax (expenses) / benefit	$36,518	$(195)	$17,990
Income tax (expenses) / benefit	$(3,116)	$(21,309)	$230

Summary of Deferred Tax Assets Liabilities by Current and Non-current
As of December 31, 2023 and 2022, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2023	As of December 31, 2022
Non-current deferred tax assets	$115,503	$113,474
Total deferred tax assets	$115,503	$113,474
Less: Valuation allowance	(44,774)	(54,220)
Net deferred tax assets	$70,729	$59,254
Non-current tax liabilities	(8,100)	(12,898)
Total deferred tax liabilities	$(8,100)	$(12,898)
Total net deferred tax assets after valuation allowance	$62,629	$46,356

Summary of Composition of Deferred Tax Assets and Liabilities
The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Tax loss carryforwards	$72,644	$84,386
Allowance for credit expected losses	5,528	6,068
Provisions and other assets	27,329	15,015
Property and equipment	1,301	1,355
Intangible assets	(3,959)	(5,879)
Others	4,560	(369)
Total net deferred tax assets before valuation allowance	$107,403	$100,576
Less: Valuation allowance	(44,774)	(54,220)
Total net deferred tax assets after valuation allowance	$62,629	$46,356

Summary of Tax Loss Carryforwards Expiry
As of December 31, 2023, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $278,106. If not utilized, the NOLs will begin to expire as follows:

	As of December 31, 2023
Expiration date	U.S.	Foreign
Expires 2025	$—	$530
Expires 2026	—	160
Expires 2027	—	630
Expires 2028	—	1,753
Expires thereafter	—	42,352
Without expiration dates	81,595	151,086
Total NOLs	$81,595	$196,511

Summary of NOLs by Country of Origin
The following table shows the breakdown of our NOLs by country of origin as of December 31, 2023:

Country	NOL gross amount	Expiration terms
Brazil	$148,927	No expiration. Offset limitation to 30% of taxable income by fiscal year.
Argentina	4,222	5 fiscal years expiration.
United States	81,595	No expiration. Offset limitation of 80% of the taxable income by fiscal year.
Mexico	41,203	10 fiscal years expiration.
Chile	—	No expiration.
Colombia	—	12 fiscal years expiration in general.
Peru	2,159	No expiration. Offset limitation of 50% of the taxable income by fiscal year.
Total NOLs	$278,106

Summary of Changes in Valuation Allowance
The following table presents the changes in our valuation allowance for the years ended December 31, 2023, 2022 and 2021:

Valuation allowance
Balance as of January 1, 2021	$9,026
Increases	23,124
Decreases	(8,151)
Balance as of December 31, 2021	$23,999
Increases	39,240
Decreases	(9,019)
Balance as of December 31, 2022	$54,220
Increases	8,201
Decreases	(17,647)
Balance as of December 31, 2023	$44,774

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate
The reconciliation of the provision for income taxes for the years ended December 31, 2023, 2022 and 2021 to total income tax expense is as follows:

	Year ended December 31,
	2023	2022	2021
Net income / (loss) before income tax	$27,606	$(47,212)	$(106,095)
Income tax rate	21%	21%	21%
Expected income tax expense / (benefit)	$5,797	$(9,915)	$(22,280)
Permanent differences:
Non-taxable income	(127)	$—	$—
Foreign non-creditable withholding tax	16,588	11,540	7,652
Non-deductible expenses	11,514	10,440	20,743
Currency translation adjustment	5,672	2,595	1,534
Tax credits recovery	(309)	—	—
Others	892	(256)	97
Unrecognized tax benefits and related interest	(14,081)	1,029	6,930
Foreign rate differential	(3,499)	(9,091)	(3,133)
Tax inflation adjustment	(27,103)	(12,716)	(6,906)
Tax holiday	3,977	5,990	334
True up	(1,253)	2,283	(2,238)
Change in rate	—	—	(4,597)
Change in valuation allowance	5,048	19,410	1,634
Income tax expense / (benefit)	$3,116	$21,309	$(230)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2023	2022	2021
Balance, beginning of year	$41,925	$45,865	$32,906
Increases to tax positions related to prior years(1)	—	2,453	8,404
Decreases to tax positions related to prior years(1)(2)	(16,853)	(6,912)	—
Settlements during current year(1)(3)	(8,598)	(5,121)	—
Interest and penalties	2,753	5,687	4,555
Currency translation adjustment	2,171	(47)	—
Balance, end of year	$21,398	$41,925	$45,865

(1) Includes updates, interest and penalties.
(2) Includes tax positions in Mexico, Colombia, Argentina and US related to Best Day acquisition.
(3) Includes tax positions effectively settled in Mexico related to Best Day acquisition.